Share-based awards	12 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Share-based awards
8.
Share-based awards
(a)
Share-based awards relating to ordinary shares of the Company

Share-based awards such as RSUs, incentive and non-statutory stock options, restricted shares, dividend equivalents, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under equity incentive plans adopted since the inception of the Company.

The 2014 Post-IPO Equity Incentive Plan (the “2014 Plan”) was adopted in September 2014 and has a ten-year term. No further awards will be granted under the plan as from September 18, 2024. Any shares authorized but unissued under the 2014 Plan will no longer be available for granting. The share-based awards already granted under the 2014 Plan will remain in full force and effect pursuant to the terms and conditions of the 2014 Plan. Eight ordinary shares are issuable upon the vesting or the exercise of one share-based award under the 2014 Plan.

The 2024 Equity Incentive Plan (the “2024 Plan”) and the 2024 Equity Incentive Plan (Existing Shares) (the “2024 Plan (Existing Shares)”) (collectively, the “2024 equity incentive plans”) were adopted in August 2024 and have a ten-year term. As of the adoption date of the 2024 Plan and 2024 Plan (Existing Shares), the number of share-based awards available for grant under the scheme mandates were 483,000,000 and 517,000,000 ordinary shares, respectively. As of March 31, 2026, the number of shares authorized but unissued under the 2024 Plan and 2024 Plan (Existing Shares) were 398,965,778 and 487,865,170 ordinary shares, respectively. One ordinary share is issuable upon the vesting or the exercise of one share-based award under the 2024 equity incentive plans.

RSUs

The 2014 Plan

A summary of the changes in the RSUs relating to ordinary shares granted by the Company under the 2014 Plan during the year ended March 31, 2026 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs (iii)	fair value
		US$
Awarded and unvested as of April 1, 2025	44,859,478	100.65
Vested	(18,702,211)	115.81
Canceled/forfeited	(2,434,911)	90.22
Awarded and unvested as of March 31, 2026 (i)	23,722,356	89.76
Expected to vest as of March 31, 2026 (ii)	21,143,315	90.20

8.
Share-based awards (Continued)
(a)
Share-based awards relating to ordinary shares of the Company (Continued)

RSUs (Continued)

The 2024 equity incentive plans

A summary of the changes in the RSUs relating to ordinary shares granted by the Company under the 2024 equity incentive plans during the year ended March 31, 2026 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs (iv)	fair value
		HK$
Awarded and unvested as of April 1, 2025	9,435,535	123.53
Granted	78,651,801	122.32
Vested	(13,153,093)	121.32
Canceled/forfeited	(3,367,614)	118.01
Awarded and unvested as of March 31, 2026 (i)	71,566,629	122.86
Expected to vest as of March 31, 2026 (ii)	63,604,272	123.08

(i)
No outstanding RSUs will be vested after the expiry of a period of up to ten years from the date of grant.
(ii)
RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.
(iii)
Eight ordinary shares are issuable upon the vesting or the exercise of one share-based award under the 2014 Plan.
(iv)
One ordinary share is issuable upon the vesting or the exercise of one share-based award under the 2024 equity incentive plans.

As of March 31, 2026, there were RMB6,694 million of unamortized compensation costs related to all outstanding RSUs, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 1.9 years.

During the years ended March 31, 2024, 2025 and 2026, the Company recognized share-based compensation expense of RMB17,734 million, RMB10,772 million and RMB8,568 million, respectively, in connection with the above RSUs.

8.
Share-based awards (Continued)
(a)
Share-based awards relating to ordinary shares of the Company (Continued)

Share options

The 2014 Plan

A summary of the changes in the share options relating to ordinary shares granted by the Company under the 2014 Plan during the year ended March 31, 2026 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options (iii)	price	life
		US$	(in years)
Outstanding as of April 1, 2025	6,635,667	88.89	4.5
Exercised	(2,007,667)	72.78	—
Canceled/forfeited	(1,000,000)	182.48	—
Outstanding as of March 31, 2026	3,628,000	72.00	5.2
Vested and exercisable as of March 31, 2026 (i)	2,173,000	71.86	3.9
Vested and expected to vest as of March 31, 2026 (ii)	3,628,000	72.00	5.2

During the years ended March 31, 2024 and 2025, the weighted average grant date fair value of share options granted was US$40.30 and US$35.93, respectively. No share options were granted under the 2014 Plan during the year ended March 31, 2026.

The 2024 equity incentive plans

A summary of the changes in the share options relating to ordinary shares granted by the Company under the 2024 equity incentive plans during the year ended March 31, 2026 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options (iv)	price	life
		HK$	(in years)
Outstanding as of April 1, 2025	2,933,332	68.00	5.9
Granted	25,439,998	130.92	9.4
Outstanding as of March 31, 2026	28,373,330	124.41	8.9
Vested and exercisable as of March 31, 2026 (i)	—	—	—
Vested and expected to vest as of March 31, 2026 (ii)	28,068,375	125.03	9.0

During the years ended March 31, 2025 and 2026, the weighted average grant date fair value of share options granted was HK$87.27 and HK$86.36, respectively. No share options were granted under the 2024 equity incentive plans during the year ended March 31, 2024.

8.
Share-based awards (Continued)
(a)
Share-based awards relating to ordinary shares of the Company (Continued)

Share options (Continued)

(i)
No outstanding share options will be vested or exercisable after the expiry of a period of up to twelve and ten years from the date of grant under the 2014 Plan and the 2024 equity incentive plans, respectively.
(ii)
Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.
(iii)
Eight ordinary shares are issuable upon the vesting or the exercise of one share-based award under the 2014 Plan.
(iv)
One ordinary share is issuable upon the vesting or the exercise of one share-based award under the 2024 equity incentive plans.

As of March 31, 2026, the aggregate intrinsic value of all outstanding options was RMB1,561 million. As of the same date, the aggregate intrinsic value of options that were vested and exercisable and options that were vested and expected to vest was RMB805 million and RMB1,547 million, respectively.

During the years ended March 31, 2024, 2025 and 2026, the total grant date fair value of options vested was RMB238 million, RMB408 million and RMB305 million, respectively, and the aggregate intrinsic value of share options exercised during the same years was RMB382 million, RMB128 million and RMB681 million, respectively.

Cash received from option exercises under the share option plans for the years ended March 31, 2024, 2025 and 2026 was RMB843 million, RMB10 million and RMB1,042 million, respectively.

The fair value of each option granted during the years ended March 31, 2024, 2025 and 2026 is estimated on the measurement date using the Black-Scholes model by applying the assumptions below:

	Year ended March 31,
	2024	2025	2026
Risk-free interest rate (i)	4.50%	3.36% - 4.49%	2.16% - 2.71%
Expected dividend yield (ii)	0%	0%	0%
Expected life (years) (iii)	6.50	4.45 - 4.75	4.45 - 7.50
Expected volatility (iv)	44.80%	48.51% - 49.44%	49.18% - 51.78%

(i)
Risk-free interest rate is based on the risk-free yields with maturities similar to the expected life of the share options in effect on the measurement date.
(ii)
For the share options granted during the years ended March 31, 2024, 2025 and 2026, expected dividend yield is nil as the Company decided to pay upon the exercise of such share options in an amount equivalent to the dividends as detailed in Note 31 to the participants.
(iii)
Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)
Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant.

8.
Share-based awards (Continued)
(a)
Share-based awards relating to ordinary shares of the Company (Continued)

Share options (Continued)

As of March 31, 2026, there were RMB1,920 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures. These amounts are expected to be recognized over a weighted average period of 3.1 years.

During the years ended March 31, 2024, 2025 and 2026, the Company recognized share-based compensation expense of RMB240 million, RMB349 million and RMB578 million, respectively, in connection with the above share options.

Following the dividends as detailed in Note 31, the Company decided to pay upon vesting of certain RSUs or exercise of certain share options in an amount equivalent to the dividends to the participants. This arrangement has no impact to the classification and vesting condition of the awards.

(b)
Share-based awards relating to Ant Group

Prior to 2023, certain employees of the Company were granted share-based awards by Ant Group and Hangzhou Junhan Equity Investment Partnership (“Junhan”), a major equity holder of Ant Group. These awards tied to the valuation of Ant Group and are settled by respective grantors upon disposal of these awards by the holders, vesting or exercise of these awards, depending on the forms of these awards. In addition, Junhan and Ant Group have the right to repurchase the vested awards (or any underlying equity for the settlement of the vested awards) granted by them, as applicable, from the holders upon an initial public offering of Ant Group or the termination of the holders’ employment with the Company at a price to be determined based on the then fair market value of Ant Group.

For accounting purposes, these awards meet the definition of a financial derivative. The cost relating to these awards is recognized by the Company and the related expense is recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of these awards are recorded in the consolidated income statements. The expenses relating to these awards are remeasured at the fair value on each reporting date until their settlement dates. The fair value of the underlying equity is primarily determined based on the contemporaneous valuation report, external information and information obtained from Ant Group.

During the years ended March 31, 2024, 2025 and 2026, the Company recognized a net reversal of RMB6,691 million, expenses of RMB4 million and a net reversal of RMB16 million, respectively, in respect of the share-based awards relating to Ant Group.

Starting from April 2020, the parties agreed to settle with each other the cost associated with certain share-based awards granted to each other’s employees upon vesting. The settlement amounts under this arrangement depend on the values of Ant Group share-based awards granted to the Company’s employees and the Company’s share-based awards granted to employees of Ant Group, in which the net settlement amount is insignificant to the Company.

Share-based awards relating to ordinary shares of the Company and Ant Group are generally subject to a four-year vesting schedule as determined by the administrator of the plans, or a vesting period of up to ten years for certain management members of the Company.

8.
Share-based awards (Continued)
(c)
Share-based compensation expense by function

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Cost of revenue	3,012	2,162	2,023
Product development expenses	7,623	6,700	6,016
Sales and marketing expenses	2,265	2,137	2,321
General and administrative expenses	5,646	4,578	4,461
	18,546	15,577	14,821